COVER	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41943
Entity Registrant Name	Amer Sports, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Cricket Square, Hutchins Drive
Entity Address, Address Line Two	P.O. Box 2681
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1111
Entity Address, Country	KY
Title of 12(b) Security	Ordinary shares, par valueEUR 0.0300580119630888 per share
Trading Symbol	AS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	553,631,196
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001988894
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	149 Fifth Avenue, 9th Floor
Entity Address, City or Town	New York, NY
Entity Address, Postal Zip Code	10010
Entity Address, Country	KY
Contact Personnel Name	Andrew E. Page
City Area Code	773
Local Phone Number	714-6400